SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2010
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

33. SUBSEQUENT EVENTS

        Acquisition of various regional companies—Subsequent to the balance sheet date, the Group acquired the remaining 26% in Antenna-Garant LLC, 50% in MKS Chelyabinsk LLC, 30% in Zhanr LLC, 30% in MKS Chita LLC, 24% in MKS Miass CJSC and in MKS Arzamas CJSC, 30% in KomTel- TV LLC and 45% in Tinet CJSC, subsidiaries of Multiregion, for the total amount of RUB 693.5 million ($24.1 million as of the acquisition dates). As a result of these transactions, the Group's ownership interest in these subsidiaries increased to 100%.

        Acquisition of Inteleca Group—In March 2011 the Group acquired 100% in Inteleca Group of companies ("Inteleca"), an alternative operator in the cities of Barnaul and Biysk in Altai Krai of the Siberian Federal District, from a group of private investors. The acquisition allows the Group to strengthen its position in the broadband internet and cable TV markets in the region. The purchase price was RUB 545.8 million (or approximately $19.2 million as of March 31, 2011). In addition, Inteleca has net debt of RUB 58.5 million (or approximately $2.1 million as of March 31, 2011).

        Acquisition of Infocentr—On April 26, 2011, the Group acquired 100% in each of the five legal entities operating under the Infocentr brand (collectively, "Infocentr") in Kurgan, the administrative center of the Kurgan region of the Urals Federal District, from a group of private investors. Following the acquisition, the Group is currently able to provide broadband Internet and cable TV services in all regions of the Urals Federal District. The purchase price was RUB 435.0 million (or approximately $15.6 million).

        Dividend recommendation—On April 27, 2011, the Company's Board of Directors set the date for the annual general meeting of shareholders for June 27, 2011. The Board of Directors also recommended that the annual general meeting of shareholders ("AGM") approves annual dividends of RUB 14.54 per ordinary share (approximately $1.04 per ADS) for the fiscal year ended December 31, 2010. The total amount of recommended dividends is RUB 30.05 billion (approximately $1.08 billion, or 78% of net income attributable to the Group for the year ended December 31, 2010). The record date for the Group's shareholders and ADS-holders entitled to participate in the AGM and to receive dividends for the fiscal year ended December 31, 2010 was set as May 10, 2011.

        Ruble bond repurchase—In May 2011, the Group changed the coupon rate for MTS OJSC Notes due 2014 from 16.75% to 7.6%. Following the announcement of new coupon rates the Group repurchased MTS OJSC Notes due 2014 at the request of eligible noteholders in the amount of RUB 1.103 billion (approximately $39.2 million as of May 19, 2011). The new coupon rate is valid till the final due date of the notes.